Digital Currencies	12 Months Ended
Mar. 31, 2023
Disclosure of Digital Currencies [Abstract]
Digital Currencies [Text Block]

8. Digital Currencies

Digital currencies are recorded at their fair value on the date they are received as income from digital currency mining and are revalued to their current market value less costs to sell at each reporting date.

The Company's holdings of digital currencies consist of the following:

	March 31, 2023	March 31, 2022
Bitcoin	$65,772,170	$117,669,390
Ethereum	-	52,301,707
Ethereum Classic	117,281	29,315
Other coins	9,998	-
Total	$65,899,449	$170,000,412

The continuity of digital currencies was as follows:

Bitcoin	Amount	Number of coins
Digital assets, March 31, 2021	$18,858,987	322
Digital currency mined	109,289,154	2,368
Digital currency sold	(3,134,857)	(94)
Revaluation adjustment	(7,343,894)	-
Digital currencies, March 31, 2022	117,669,390	2,596
Digital currency mined	77,482,265	3,258
Digital currency sold	(70,996,517)	(3,522)
Revaluation adjustment	(58,382,968)	-
Digital currencies, March 31, 2023	$65,772,170	2,332

Ethereum	Amount	Number of coins
Digital assets, March 31, 2021	$38,640,733	20,041
Digital currency mined	97,854,252	31,840
Digital currency sold	(103,791,716)	(35,716)
Revaluation adjustment	19,598,438	-
Digital currencies, March 31, 2022	52,301,707	16,165
Digital currency mined	28,424,318	14,984
Digital currency sold	(68,257,041)	(31,149)
Revaluation adjustment	(12,468,984)	-
Digital currencies, March 31, 2023	$-	-

Ethereum Classic	Amount	Number of coins
Digital assets, March 31, 2021	$-	-
Digital currency mined	2,465,241	50,853
Digital assets received	751	-
Digital currency sold	(2,461,250)	(50,228)
Revaluation adjustment	24,573	-
Digital currencies, March 31, 2022	29,315	625
Digital currency mined	171,914	6,180
Digital currency sold	(45,317)	(1,087)
Revaluation adjustment	(38,631)	-
Digital currencies, March 31, 2023	$117,281	5,718

During the year ended March 31, 2023, the Company sold digital currencies for proceeds totalling $122,363,273 (2022 - $117,217,872) with a cost of $139,298,875 (2022 - $110,127,728) and recorded a loss on sale of $16,935,602 (2022 - gain on sale of $7,090,144).

As a result, of the sale of digital currencies for operations and expansion, the Company recognised a loss of $1,824,650 (2022: gain of $51,282) and reclassified a loss of $15,110,952 from accumulated other comprehensive income (2022: gain of $7,038,862).